Financial instruments (Details 18) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Series M bonds [Member] | Interest payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 667	$ 1,242	$ 1,248
Series M bonds [Member] | Principal payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	40,726	0	0
Series O bonds [Member] | Interest payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 2,301	$ 2,142	$ 2,153